Inventory (Details) - Schedule of inventory - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Inventory Abstract
Finished products	$ 8,107,467	$ 6,031,753
Impairment of finished products	(3,669,820)	(3,819,955)
Accessories and spare parts	1,106,761	1,025,366
Impairment of accessories and spare parts	(859,742)	(839,693)
Total	$ 4,684,666	$ 2,397,471